Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 26, 2023	Jun. 30, 2023	Mar. 31, 2023	Nov. 03, 2022	Nov. 02, 2022	Sep. 30, 2022	Jun. 30, 2022	Apr. 12, 2022	Mar. 31, 2022
Ordinary shares, par value	$ 0	$ 0	$ 0	$ 0			$ 0				$ 0
Ordinary shares, shares authorized	8,333,334	8,333,334	8,333,334	100,000,000			8,333,334	833,334			833,334
Ordinary shares, shares issued	987,220	403,887	55,913
Ordinary shares, shares outstanding	987,220	403,887	55,913
Treasury Stock, ordinary shares	45	45	45
ADS
Ordinary shares, shares issued	987,220	403,887	55,913
Ordinary shares, shares outstanding	987,220	403,887	55,913		987,220	987,220			403,887	84,422		55,914